Cover	Oct. 13, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 13, 2021, Applied UV, Inc. (“Applied UV”) filed a Current Report on Form 8-K (the “Initial Filing”) to report, among other things, that it and its wholly owned subsidiary, SteriLumen, Inc. (“SteriLumen”) had entered into an Asset Purchase Agreement (the “APA”) dated October 13, 2021 with Old SAM Partners, LLC, formerly known as Scientific Air Management LLC, a Florida limited liability company (the “Seller”), pursuant to which SteriLumen acquired substantially all of the assets of the Seller, including the assignment of an exclusive distribution agreement, and assumed certain of its current liabilities and contract obligations, as set forth in the APA (the “Acquisition”). This Form 8-K/A amends Items 9.01(a) and 9.01(b) of the Initial Filing to provide the pro forma financial information required by Item 9.01 of Form 8-K that was previously omitted from the Initial Filing as permitted by Items 9.01(a)(3) and 9.01(b)(2). This Form 8-K/A does not amend any other item of the Initial Filing and all other information previously reported in or filed with the Initial Report is hereby incorporated by reference to this Form 8-K/A.
Document Period End Date	Oct. 13, 2021
Entity File Number	001-39480
Entity Registrant Name	APPLIED UV, INC.
Entity Central Index Key	0001811109
Entity Tax Identification Number	84-4373308
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 N. Macquesten Parkway
Entity Address, City or Town	Mount Vernon
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10550
City Area Code	(914)
Local Phone Number	665-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AUVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false